condensed interim consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and temporary investments, net	$ 1,387	$ 2,621
Accounts receivable	3,519	3,797
Income and other taxes receivable	227	173
Inventories	461	482
Contract assets	433	457
Costs incurred to obtain or fulfill contracts with customers	335	413
Prepaid maintenance and other	601	421
Current derivative assets	142	8
Total	7,105	8,372
Non-current assets
Property, plant and equipment, net	17,819	17,503
Intangible assets, net	19,928	20,328
Goodwill, net	8,897	10,460
Contract assets	263	274
Other long-term assets	2,800	2,676
Total	49,707	51,241
Assets	56,812	59,613
Current liabilities
Short-term borrowings	1,225	920
Accounts payable and accrued liabilities	3,459	3,494
Income and other taxes payable	140	141
Dividends payable	659	649
Advance billings and customer deposits	980	1,053
Provisions	393	300
Current maturities of long-term debt	3,802	3,102
Current derivative liabilities	21	30
Total	10,679	9,689
Non-current liabilities
Provisions	572	661
Long-term debt	26,429	27,437
Other long-term liabilities	975	955
Deferred income taxes	4,068	4,292
Total	32,044	33,345
Liabilities	42,723	43,034
Owners' equity
Common equity	13,281	15,775
Non-controlling interests	808	804
Total	14,089	16,579
Total	56,812	59,613
Contingent liabilities